Time Deposits / Cash And Cash Equivalents - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Time Deposits With Banks [Line Items]
Description of periods when cash flows expected to occur	twelve months	twelve months
Bottom of Range [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	0.01%	0.01%
Top of Range [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	0.30%	0.30%
Fixed Interest Rate [Member] | Bottom of Range [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	3.36%
Fixed Interest Rate [Member] | Top of Range [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	3.70%